RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Transactions Between the Company and DOSA [Table Text Block]
	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Wage and rent reimbursements	$4,125	$20,262	$8,250	$20,262

Schedule of Transactions Between the Company and NMC [Table Text Block]
	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Reimbursement of expenses	$5,656	$7,378	$12,762	$22,837
Consulting services provided	105,000	105,000	210,000	210,000

Mineral and exploration expense – related party	$110,656	$112,378	$222,762	$232,837

Equipment purchases	-	50,000	25,000	50,000